UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-06669

Name of Fund: BlackRock Capital Appreciation Fund, Inc.

Fund Address:    100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: John M. Perlowski, Chief Executive Officer, BlackRock Capital Appreciation Fund, Inc.,         55 East 52nd Street, New York, NY 10055

Registrant’s telephone number, including area code: (800) 441-7762

Date of fiscal year end: 09/30/2018

Date of reporting period: 06/30/2018

Item 1 — Schedule of Investments

Schedule of Investments (unaudited) June 30, 2018	BlackRock Capital Appreciation Fund, Inc. (Percentages shown are based on Net Assets)

Security	Shares	Value
Common Stocks — 98.6%

Aerospace & Defense — 1.0%
TransDigm Group, Inc.	94,837	$32,732,042

Automobiles — 1.1%
Tesla, Inc.(a)(b)	101,507	34,811,826

Banks — 1.9%
Bank of America Corp.	1,123,942	31,683,925
First Republic Bank	303,741	29,399,091

		61,083,016
Beverages — 2.7%
Constellation Brands, Inc., Class A	272,159	59,567,440
Dr. Pepper Snapple Group, Inc.	222,876	27,190,872

		86,758,312
Biotechnology — 0.9%
Vertex Pharmaceuticals, Inc.(a)	169,181	28,754,003

Capital Markets — 3.1%
E*TRADE Financial Corp.(a)	805,661	49,274,227
S&P Global, Inc.	232,180	47,339,180

		96,613,407
Chemicals — 1.8%
DowDuPont, Inc.	277,224	18,274,606
Sherwin-Williams Co.	94,049	38,331,551

		56,606,157
Construction Materials — 1.2%
Vulcan Materials Co.	284,444	36,710,343

Diversified Financial Services — 1.2%
Berkshire Hathaway, Inc., Class B(a)	208,550	38,925,858

Diversified Telecommunication Services — 0.4%
Zayo Group Holdings, Inc.(a)	346,233	12,630,580

Electrical Equipment — 0.4%
Rockwell Automation, Inc.	83,978	13,959,663

Equity Real Estate Investment Trusts (REITs) — 1.4%
SBA Communications Corp.(a)	274,602	45,342,282

Food Products — 0.8%
Bunge Ltd.	369,768	25,776,527

Health Care Equipment & Supplies — 3.9%
Becton Dickinson and Co.	269,736	64,617,956
Boston Scientific Corp.(a)	1,825,420	59,691,234

		124,309,190
Health Care Providers & Services — 4.5%
UnitedHealth Group, Inc.	587,959	144,249,861

Hotels, Restaurants & Leisure — 1.1%
Domino’s Pizza, Inc.	128,072	36,138,076

Household Durables — 0.8%
Mohawk Industries, Inc.(a)	110,492	23,675,121

Industrial Conglomerates — 1.8%
Honeywell International, Inc.	189,840	27,346,452
Roper Technologies, Inc.	106,716	29,444,012

		56,790,464
Internet & Direct Marketing Retail — 15.5%
Amazon.com, Inc.(a)	168,303	286,081,439
Booking Holdings, Inc.(a)	47,631	96,552,324
Netflix, Inc.(a)	282,922	110,744,158

		493,377,921
Internet Software & Services — 13.7%
Alibaba Group Holding Ltd. — ADR(a)(b)	117,847	21,864,154
Alphabet, Inc., Class A(a)	141,228	159,473,245
Facebook, Inc., Class A(a)	521,012	101,243,052

Security	Shares	Value
Internet Software & Services (continued)
MercadoLibre, Inc.	143,798	$42,985,536
Tencent Holdings Ltd.	2,184,100	109,675,461

		435,241,448
IT Services — 8.5%
Mastercard, Inc., Class A	347,668	68,323,715
PayPal Holdings, Inc.(a)	617,880	51,450,868
Visa, Inc., Class A(b)	1,135,597	150,409,823

		270,184,406
Life Sciences Tools & Services — 1.5%
Illumina, Inc.(a)	170,868	47,721,724

Machinery — 0.2%
Xylem, Inc.	71,326	4,805,946

Oil, Gas & Consumable Fuels — 1.0%
Pioneer Natural Resources Co.	162,827	30,813,381

Pharmaceuticals — 0.9%
Zoetis, Inc.	350,322	29,843,931

Professional Services — 3.0%
CoStar Group, Inc.(a)	135,988	56,112,728
Equifax, Inc.	321,247	40,191,212

		96,303,940
Road & Rail — 1.8%
Union Pacific Corp.	398,335	56,436,103

Semiconductors & Semiconductor Equipment — 3.5%
ASML Holding NV, Registered Shares(b)	235,191	46,560,762
Broadcom, Inc.	63,629	15,438,941
NVIDIA Corp.(b)	210,135	49,780,982

		111,780,685
Software — 14.8%
Activision Blizzard, Inc.	522,525	39,879,108
Adobe Systems, Inc.(a)	299,148	72,935,274
Autodesk, Inc.(a)(b)	359,993	47,191,482
Electronic Arts, Inc.(a)	425,017	59,935,897
Intuit, Inc.	79,322	16,205,881
Microsoft Corp.	1,836,735	181,120,438
salesforce.com, Inc.(a)	388,467	52,986,899

		470,254,979
Specialty Retail — 3.1%
Home Depot, Inc.	187,569	36,594,712
Ulta Beauty, Inc.(a)	258,381	60,321,628

		96,916,340
Textiles, Apparel & Luxury Goods — 1.1%
NIKE, Inc., Class B	436,401	34,772,432

Total Common Stocks — 98.6% (Cost: $1,797,274,352)		3,134,319,964

Preferred Stocks — 0.9%

Software — 0.9%
Palantir Technologies, Inc., Series I (Acquired 2/07/14, cost $31,222,542)(a)(c)(d)	5,093,400	29,439,852

Total Preferred Stocks — 0.9% (Cost: $31,222,542)		29,439,852

Total Long-Term Investments — 99.5% (Cost: $1,828,496,894)		3,163,759,816

1

Schedule of Investments (unaudited) (continued) June 30, 2018	BlackRock Capital Appreciation Fund, Inc. (Percentages shown are based on Net Assets)

Security	Shares	Value
Short-Term Securities — 3.5%
BlackRock Liquidity Funds, T-Fund, Institutional Class, 1.85%(e)(g)	33,917,502	$33,917,502
SL Liquidity Series, LLC, Money Market Series, 2.15%(e)(f)(g)	75,927,813	75,935,406

Total Short-Term Securities — 3.5% (Cost: $109,847,692)		109,852,908

Total Investments — 103.0% (Cost: $1,938,344,586)		3,273,612,724
Liabilities in Excess of Other Assets — (3.0)%		(95,130,323)

Net Assets — 100.0%		$3,178,482,401

(a)	Non-income producing security.
(b)	Security, or a portion of the security, is on loan.
(c)

Restricted security as to resale, excluding 144A securities. The Fund held restricted securities with a current value of $29,439,852, representing 0.9% of its net assets as of period end, and an original cost of $31,222,542.

(d)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(e)	Annualized 7-day yield as of period end.
(f)	Security was purchased with the cash collateral from loaned securities.
(g)

During the period ended June 30, 2018, investments in issuers considered to be affiliates of the Fund for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares Held at 09/30/17	Net Activity	Shares Held at 06/30/18	Value at 06/30/18	Income		Net Realized Gain (Loss)(a)	Change in Unrealized Appreciation (Depreciation)
BlackRock Liquidity Funds, T-Fund, Institutional Class	60,875,920	(26,958,418)	33,917,502	$33,917,502	$193,171		$58	$—
SL Liquidity Series, LLC, Money Market Series	66,927,745	9,000,068	75,927,813	75,935,406	164,282	(b)	(9,064)	4,505

				$109,852,908	$357,453		$(9,006)	$4,505

(a)	Includes net capital gain distributions, if applicable.
(b)

Represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

For Fund compliance purposes, the Fund’s industry classifications refer to one or more of the industry sub-classifications used by one or more widely recognized market indexes or rating group indexes, and/or as defined by the investment adviser. These definitions may not apply for purposes of this report, which may combine such industry sub-classifications for reporting ease.

Portfolio Abbreviation

ADR       American Depositary Receipts

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of investments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access

•

Level 2 — Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•

Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the BlackRock Global Valuation Methodologies Committee (the “Global Valuation Committee”) in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. Level 3 investments may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the Global Valuation Committee in the absence of market information.

Changes in valuation techniques may result in transfers into or out of an assigned level within the hierarchy. In accordance with the Fund’s policy, transfers between different levels of the fair value hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments is based on the pricing transparency of the investments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments, refer to the Fund’s most recent financial statements as contained in its semi-annual report.

2

Schedule of Investments (unaudited) (continued) June 30, 2018	BlackRock Capital Appreciation Fund, Inc.

The following table summarizes the Fund’s investments categorized in the disclosure hierarchy:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Long-Term Investments:
Common Stocks:
Aerospace & Defense	$32,732,042	$—	$—	$32,732,042
Automobiles	34,811,826	—	—	34,811,826
Banks	61,083,016	—	—	61,083,016
Beverages	86,758,312	—	—	86,758,312
Biotechnology	28,754,003	—	—	28,754,003
Capital Markets	96,613,407	—	—	96,613,407
Chemicals	56,606,157	—	—	56,606,157
Construction Materials	36,710,343	—	—	36,710,343
Diversified Financial Services	38,925,858	—	—	38,925,858
Diversified Telecommunication Services	12,630,580	—	—	12,630,580
Electrical Equipment	13,959,663	—	—	13,959,663
Equity Real Estate Investment Trusts (REITs)	45,342,282	—	—	45,342,282
Food Products	25,776,527	—	—	25,776,527
Health Care Equipment & Supplies	124,309,190	—	—	124,309,190
Health Care Providers & Services	144,249,861	—	—	144,249,861
Hotels, Restaurants & Leisure	36,138,076	—	—	36,138,076
Household Durables	23,675,121	—	—	23,675,121
Industrial Conglomerates	56,790,464	—	—	56,790,464
Internet & Direct Marketing Retail	493,377,921	—	—	493,377,921
Internet Software & Services	325,565,987	109,675,461	—	435,241,448
IT Services	270,184,406	—	—	270,184,406
Life Sciences Tools & Services	47,721,724	—	—	47,721,724
Machinery	4,805,946	—	—	4,805,946
Oil, Gas & Consumable Fuels	30,813,381	—	—	30,813,381
Pharmaceuticals	29,843,931	—	—	29,843,931
Professional Services	96,303,940	—	—	96,303,940
Road & Rail	56,436,103	—	—	56,436,103
Semiconductors & Semiconductor Equipment	111,780,685	—	—	111,780,685
Software	470,254,979	—	—	470,254,979
Specialty Retail	96,916,340	—	—	96,916,340
Textiles, Apparel & Luxury Goods	34,772,432	—	—	34,772,432
Preferred Stocks:
Software	—	—	29,439,852	29,439,852
Short-Term Securities	33,917,502	—	—	33,917,502

Subtotal	$3,058,562,005	$109,675,461	$29,439,852	$3,197,677,318

Investments Valued at NAV(a)				75,935,406

Total Investments				$3,273,612,724

(a)	As of June 30, 2018, certain investments of the Fund were fair valued using NAV per share as no quoted market value is available and therefore have been excluded from the fair value hierarchy.

During the period ended June 30, 2018, there were no transfers between Level 1 and Level 2.

3

Schedule of Investments (unaudited) (continued) June 30, 2018	BlackRock Capital Appreciation Fund, Inc.

A reconciliation of Level 3 investments is presented when the Fund had a significant amount of Level 3 investments at the beginning and/or end of the period in relation to net assets. The following table is a reconciliation of Level 3 investments for which significant unobservable inputs were used in determining fair value:

Preferred Stocks
Assets:
Opening Balance, as of September 30, 2017	$28,879,578
Transfers into Level 3	—
Transfers out of Level 3	—
Accrued discounts/premiums	—
Net realized gain (loss)	—
Net change in unrealized appreciation (depreciation)(a)	560,274
Purchases	—
Sales	—

Closing Balance, as of June 30, 2018	$29,439,852

Net change in unrealized appreciation (depreciation) on investments still held at June 30, 2018(a)	$560,274

(a)

Any difference between net change in unrealized appreciation (depreciation) and net change in unrealized appreciation (depreciation) on investments still held at June 30, 2018 is generally due to investments no longer held or categorized as Level 3 at period end.

The Fund’s investments that are categorized as Level 3 were valued utilizing third party pricing information without adjustment. Such valuations are based on unobservable inputs. A significant change in third party information could result in a significantly lower or higher value of such Level 3 investments.

4

Item 2 — Controls and Procedures

2(a) —	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended.

2(b) —	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3 — Exhibits

Certifications — Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock Capital Appreciation Fund, Inc.

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock Capital Appreciation Fund, Inc.

Date: August 22, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock Capital Appreciation Fund, Inc.

Date: August 22, 2018

By:	/s/ Neal J. Andrews
Neal J. Andrews
Chief Financial Officer (principal financial officer) of
BlackRock Capital Appreciation Fund, Inc.

Date: August 22, 2018